Investment in Associates	12 Months Ended
Mar. 31, 2024
Investment in Associates [abstract]
INVESTMENT IN ASSOCIATES
11.	INVESTMENT IN ASSOCIATES

(a)	Investment in New Pacific Metals Corp.

New Pacific Metals Corp. (“NUAG”) is a Canadian public company listed on the Toronto Stock Exchange (symbol: NUAG) and NYSE American (symbol: NEWP). NUAG is a related party of the Company by way of one common director and one common officer, and the Company accounts for its investment in NUAG using the equity method as it is able to exercise significant influence over the financial and operating policies of NUAG.

In September 2023, the Company participated in a bought deal financing of common shares of NUAG to acquire an additional 2,541,890 common shares of NUAG for a cost of approximately $5.0 million. As a result of the financing, the Company’s ownership in NUAG was diluted to 27.4% and a dilution gain of $0.7 million was recorded in the consolidated statements of income.

The Company acquired additional 11,200 common shares from the public market (year ended March 31, 2023 – 309,400) for a total cost of $15 (year ended March 31, 2023 - $874) during the year ended March 31, 2024.

As at March 31, 2024, the Company owned 46,904,706 common shares of NUAG (March 31, 2023 – 44,351,616), representing an ownership interest of 27.4% (March 31, 2023 – 28.2%).

The summary of the investment in NUAG common shares and its market value as at the respective reporting dates are as follows:

	Number of shares	Amount	Value of NUAG’s common shares per quoted market price
Balance, April 1, 2022	44,042,216	$49,437	$140,275
Purchase from open market	309,400	874
Share of net loss		(2,411)
Share of other comprehensive loss		(894)
Foreign exchange impact		(3,753)
Balance, March 31, 2023	44,351,616	$43,253	$119,621
Participation in bought deal	2,541,890	4,982
Purchase from open market	11,200	15
Dilution Gain		733
Share of net loss		(1,784)
Share of other comprehensive loss		(28)
Foreign exchange impact		(91)
Balance, March 31, 2024	46,904,706	$47,080	$63,693

Summarized financial information for the Company’s investment in NUAG on a 100% basis is as follows:

	Years ended March 31,
	2024(1)	2023(1)
Net loss attributable to NUAG’s shareholders as reported by NUAG	$(6,404)	$(8,569)
Net loss of NUAG qualified for pick-up	(6,404)	(8,569)
Other comprehensive income (loss) attributable to NUAG’s shareholders as reported by NUAG shareholders as reported by NUAG	(104)	(3,161)
Comprehensive loss of NUAG qualified for pick-up	$(6,508)	$(11,730)
Company’s share of net loss	(1,784)	(2,411)
Company’s share of other comprehensive income (loss)	(28)	(894)
Company’s share of comprehensive loss	$(1,812)	$(3,305)

(1) NUAG’s fiscal year-end is on June 30. NUAG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.

As at	March 31, 2024	March 31, 2023
Current assets	$24,509	$12,020
Non-current assets	114,048	107,788
Total assets	$138,557	$119,808

Current liabilities	842	3,493
Total liabilities	$842	$3,493

Net assets	$137,715	$116,315
Non-controlling interests	(155)	(88)
Total equity attributable to equity holders of NUAG	$137,870	$116,403
Company’s share of net assets of associate	$37,719	$32,794
Fair value adjustments	9,361	10,459
Carrying value of the investment in NUAG	$47,080	$43,253

The difference between the carrying value of the Company’s investment in NUAG and the Company’s share of NUAG’s net asset primarily arises on fair value adjustments upon acquisitions of the investment and subsequent measurements.

(b)	Investment in Tincorp Metals Inc.

Tincorp Metals Inc. (“TIN”), formerly Whitehorse Gold Corp., is a Canadian public company listed on the TSX Venture Exchange (symbol: TIN). TIN is a related party of the Company by way of one common director and one common officer, and the Company accounts for its investment in TIN using the equity method as it is able to exercise significant influence over the financial and operating policies of TIN.

In December 2023, the Company participated in a non-brokered private placement of TIN and purchased 4,000,000 units at a cost of $1.2 million. Each unit was comprised of one TIN common share and one-half common share purchase warrant at exercise price of CAD$0.65 per share. The common share purchase warrant expires on December 15, 2024.

In January 2024, the Company and TIN entered into an interest-free unsecured credit facility agreement with no conversion features (the “Facility”) to allow TIN to advance up to $1.0 million from the Company. Upon signing the Facility, the Company advanced $0.5 million to TIN and received 350,000 common shares of TIN as the Bonus Shares for granting the Facility. In April 2024, the Company provided the remaining $0.5 million to TIN. The Facility has a maturity date of January 31, 2025.

As at March 31, 2024, the Company owned 19,864,285 common shares of TIN (March 31, 2023 – 19,514,285), representing an ownership interest of 29.7% (March 31, 2023 – 29.3%).

The summary of the investment in TIN common shares and its market value as at the respective reporting dates are as follows:

	Number of shares	Amount	Value of TIN’s common shares per quoted market price
Balance, April 1, 2022	15,514,285	$7,404	$6,208
Participation in private placement	4,000,000	1,181
Dilution loss		(107)
Share of net loss		(490)
Share of other comprehensive income		8
Foreign exchange impact		(554)
Balance, March 31, 2023	19,514,285	$7,442	$6,777
Tincorp shares received under credit facility agreement	350,000	78
Share of net loss		(908)
Share of other comprehensive income		(8)
Impairment		(4,251)
Foreign exchange impact		(7)
Balance, March 31, 2024	19,864,285	$2,346	$2,346

Based on TIN’s financial conditions and share price performance, the Company determined that there was objective evidence that the Company’s investment in TIN is impaired as at March 31, 2024. Accordingly, the Company wrote down the carrying value of the investment to the fair value of the investment to the market price of TIN’s common shares as at March 31, 2024, and an impairment loss of approximately $4.3 million (year ended March 31, 2023 - $nil) was recognized for the investment in TIN.

Summarized financial information for the Company’s investment in TIN on a 100% basis is as follows:

	Year ended March 31,
	2024(1)	2023(1)
Net loss attributable to TIN’s shareholders as reported by TIN	$(3,075)	$(1,666)
Other comprehensive income attributable to TIN’s shareholders as reported by TIN	(26)	30
Comprehensive loss of TIN qualified for pick-up	(3,101)	(1,636)
Company’s share of net loss	(908)	(490)
Company’s share of other comprehensive income	(8)	8
Company’s share of comprehensive loss	$(916)	$(482)

(1) TIN’s fiscal year-end is on December 31. TIN’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.

As at	March 31, 2024	March 31, 2023
Current assets	$250	$2,640
Non-current assets	20,899	20,701
Total assets	$21,149	$23,341

Current liabilities	1,303	746
Total liabilities	$1,303	$746

Net assets	$19,846	$22,595
Company’s share of net assets of associate	$5,892	$6,625
Fair value adjustments	(3,546)	817
Carrying value of the investment in TIN	$2,346	$7,442

The difference between the carrying value of the Company’s investment in TIN and the Company’s share of TIN’s net assets primarily arises on fair value adjustments upon acquisitions of the investment and subsequent measurements including impairment recognized.